Income Taxes (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The following is a summary of our deferred tax assets and liabilities, which result from the activities of the TRS, as of December 31, 2017 (in thousands):

2017
Deferred tax assets:
Accrued expenses	$4,276
Net operating loss (“NOL”) carryforward(1)	667
Other	106
Gross deferred tax assets	5,049
Valuation allowance	(3,277)
Total deferred tax asset	1,772
Deferred tax liabilities:
Depreciation and amortization	(1,638)
Prepaid expenses	(134)
Total deferred tax liabilities	(1,772)
Net deferred tax asset	$—

(1)	If not utilized, the NOL carryforward will begin to expire in 2037. Losses incurred after 2017 are carried forward indefinitely.

Summary of REIT Taxable Income Subject to Dividend Distribution
The following table reconciles Net (Loss) Income Attributable to Stockholders to REIT taxable income before the dividends paid deduction for the years ended December 31, 2017, 2016, and 2015 (in thousands):

	2017	2016	2015
Net (loss) income attributable to stockholders	$(38,391)	$8,932	$13,360
Net loss (income) from subsidiaries	31,395	(17,785)	(23,725)
Net loss attributable to REIT operations	(6,996)	(8,853)	(10,365)
Book/tax differences	45,677	42,556	45,280
REIT taxable income subject to 90% dividend requirement	$38,681	$33,703	$34,915

Summary of Dividends Payment Deduction
Distributions paid to stockholders and OP unit holders of record subsequent to March 31, 2018, were as follows (in thousands):

Month	Date of Record	Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested through the DRIP	Net Cash Distribution
March	3/15/2018	$0.05583344	4/2/2018	$12,813	$4,119	$8,694
April	4/16/2018	$0.05583344	5/1/2018	12,834	4,015	8,819

The following is a summary of our dividends paid deduction for the years ended December 31, 2017, 2016, and 2015 (in thousands):

	2017	2016	2015
Distributions paid to common stockholders	$123,100	$123,004	$123,119
Non-dividend distributions	(84,419)	(89,301)	(88,204)
Total dividends paid deduction attributable to earnings and profits	$38,681	$33,703	$34,915

Schedule of Effective Income Tax Rate Reconciliation
The tax composition of our distributions declared for the years ended December 31, 2017 and 2016, was as follows:

	2017	2016
Ordinary income	28.6%	28.2%
Return of capital	70.9%	71.8%
Capital gain distributions	0.5%	—%
Total	100.0%	100.0%